ORDINARY SHARES	6 Months Ended	9 Months Ended
	Jun. 30, 2022	Sep. 30, 2022
ORDINARY SHARES
ORDINARY SHARES
13.	ORDINARY SHARES

As of January 1, 2019, the Company had 1,500,000,000 shares authorized and 110,000,000 shares issued at a par value of $0.0001 per share. 9,920,000 ordinary shares were issued on May 20, 2014 to TECHWOLF LIMITED, controlled by Mr. Peng Zhao, Founder, Chairman and CEO of the Group, and these ordinary shares were reserved and held by Mr. Peng Zhao on behalf of the Company solely for the purpose of implementing the Company’s share award plan. The Company accounted for these shares as issued but not outstanding and presented as treasury shares in the Consolidated Balance Sheets and Consolidated Statement of Changes in Shareholders’ Equity throughout all the periods until July 4, 2019, when the Company cancelled these ordinary shares. The original commercial intent behind the arrangement regarding such 9,920,000 ordinary shares was later reflected in the Company’s share award plan, and the whose pool of available shares for future grants encompassed such 9,920,000 shares.

As of December 31, 2019, 1,500,000,000 shares had been authorized and 100,080,000 ordinary shares were issued and outstanding.

On February 10, 2020, all issued and outstanding ordinary shares of the Company were re-designated as Class B ordinary shares, and each Class B ordinary share was entitled to 10 votes. Mr. Peng Zhao, Founder, Chairman and CEO of the Group was deemed to beneficially own all of the Company’s issued Class B ordinary shares.

On August 21, 2020, the Company newly issued a total of 4,122,853 Class A ordinary shares to Coatue PE Asia 26 LLC with a total consideration of US$11,431. Meanwhile, TECHWOLF LIMITED sold a total of 3,752,934 Class B ordinary shares to Image Frame Investment (HK) Limited, and immediately after the completion of the transfer, the Company re-designated these shares into Class A ordinary shares.

On September 19, 2020, the Company issued 3,657,853 Class A ordinary shares to TWL Fellows Holding Limited for nominal consideration. TWL Fellows Holding Limited, a consolidated VIE of the Company incorporated on January 14, 2020 in the British Virgin Islands, was established as an employee shareholding vehicle (a “Trust”) for the purpose of implementing the Company’s share award plan. Therefore, the Company’s ordinary shares issued to TWL Fellows Holding Limited were presented as treasury shares in the consolidated financial statements. Other than holding the Company’s ordinary shares, the Trust does not have any assets.

On November 27, 2020, the Company issued and granted 24,780,971 Class B ordinary shares to TECHWOLF LIMITED (Note 15). On the same day, the voting rights of a total of 121,108,037 Class B ordinary shares was modified and each Class B ordinary share was entitled to 15 votes.

As of December 31, 2020, 1,500,000,000 shares had been authorized; 11,533,640 Class A ordinary shares were issued, out of which 7,875,787 were outstanding, and 121,108,037 Class B ordinary shares were issued and outstanding.

On March 12, 2021, TECHWOLF LIMITED transferred a total of 1,965,361 and 1,876,467 Class B ordinary shares to two new external investors named Index Capital International Limited and Duckling Fund L.P., respectively, and those shares were automatically converted into Class A ordinary shares upon the closing of share transfer between the shareholders.

13.	ORDINARY SHARES (CONTINUED)

In March 2021, the Company repurchased a total of 1,181,339 Class B ordinary shares from TECHWOLF LIMITED at a price of US$5.33 per share. Immediately after the repurchase, those Class B ordinary shares were cancelled. The difference between the purchase price and the fair value of Class B ordinary shares was recorded as additional paid-in capital in the consolidated financial statements.

In June 2021, the Company completed its IPO and 110,400,000 Class A ordinary shares were issued with total net proceeds of RMB6,406,872. Upon the completion of the IPO, all of the preferred shares were automatically converted to 551,352,134 Class A ordinary shares.

In June 2021, the Company issued and granted 24,745,531 Class B ordinary shares to TECHWOLF LIMITED (Note 15).

As of December 31, 2021, 1,500,000,000 shares had been authorized; 748,953,103 Class A ordinary shares were issued, out of which 727,855,233 Class A ordinary shares were outstanding, and 140,830,401 Class B ordinary shares were issued and outstanding. The treasury shares as of December 31, 2021 represent ordinary shares issued and reserved for future exercise or vesting of share award plan.

In March 2022, the Company’s Board of Directors authorized a share repurchase program under which the Company may repurchase up to US$150 million of its American depositary shares (“ADSs”) over the following 12 months. Under this share repurchase program, during the six months ended June 30, 2022, the Company repurchased a total of 2,073,533 ADSs (representing a total of 4,147,066 Class A ordinary shares) for approximately US$40.0 million (RMB268.0 million) on the open market. The repurchased ordinary shares were accounted for under the cost method and included as treasury shares as a component of the shareholders’ equity.

As of June 30, 2022, 1,500,000,000 shares had been authorized; 749,323,103 Class A ordinary shares were issued, out of which 730,777,761 Class A ordinary shares were outstanding, and 140,830,401 Class B ordinary shares were issued and outstanding.

12.	ORDINARY SHARES

In March 2021, the Company repurchased a total of 1,181,339 Class B ordinary shares from TECHWOLF LIMITED at a price of US$5.33 per share. Immediately after the repurchase, those Class B ordinary shares were cancelled. The difference between the purchase price and the fair value of Class B ordinary shares was recorded as additional paid-in capital in the consolidated financial statements.

In June 2021, the Company completed its IPO and 110,400,000 Class A ordinary shares were issued with total net proceeds of RMB6,406,872. Upon the completion of the IPO, all of the preferred shares were automatically converted to 551,352,134 Class A ordinary shares.

In June 2021, the Company issued and granted 24,745,531 Class B ordinary shares to TECHWOLF LIMITED (Note 14).

In March 2022, the Company’s Board of Directors authorized a share repurchase program under which the Company may repurchase up to US$150 million of its American depositary shares (“ADSs”) over the following 12 months. Under this share repurchase program, during the nine months ended September 30, 2022, the Company repurchased a total of 2,685,700 ADSs (representing a total of 5,371,400 Class A ordinary shares) for approximately US$51.2 million (RMB346.5 million) on the open market. The repurchased ordinary shares were accounted for under the cost method and included as treasury shares as a component of the shareholders’ equity.

As of September 30, 2022, 1,500,000,000 shares had been authorized; 749,323,103 Class A ordinary shares were issued, out of which 731,868,565 Class A ordinary shares were outstanding, and 140,830,401 Class B ordinary shares were issued and outstanding.